Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Liabilitiesassets - Charter Agreements
Opening balance	$ 55,376	$ 4,462
Additions	0	96,344
Amortization	(41,158)	(45,430)	$ (2,008)
Total	$ 14,218	$ 55,376	$ 4,462